BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 0.8%
	FIXED INCOME - 0.8%
32,000	SPDR Bloomberg Barclays Convertible Securities ETF				$ 2,667,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,948,384)				2,667,200

Shares					Fair Value
	PREFERRED STOCKS — 1.8%
	ASSET MANAGEMENT - 0.3%
40,000	Eagle Point Credit Company, Inc.(a)				1,027,200

	BANKING - 1.5%
77,000	Huntington Bancshares Inc - Series H(a)				1,947,330
122,135	US Bancorp - Series M(a)				3,030,169
					4,977,499

	TOTAL PREFERRED STOCKS (Cost $5,982,259)				6,004,699

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.9%
	AUTO LOAN — 18.4%
2,090,000	Americredit Automobile Receivables Trust 2016-4		2.7400	12/08/22	2,098,280
2,100,000	AmeriCredit Automobile Receivables Trust 2017-4		3.0800	12/18/23	2,166,019
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2		2.1300	03/18/26	2,092,081
2,000,000	CarMax Auto Owner Trust 2017-3 Series 2017-3 D		3.4600	10/16/23	2,020,750
1,050,000	CarMax Auto Owner Trust 2018-2		3.9900	04/15/25	1,088,551
2,000,000	CarMax Auto Owner Trust 2020-2		5.7500	05/17/27	2,237,351
4,000,000	Credit Acceptance Auto Loan Trust 2019-1(b)		3.7500	04/17/28	4,142,300
2,000,000	Credit Acceptance Auto Loan Trust 2019-3 Series 2019-3 C(b)		3.0600	03/15/29	2,085,586
524,533	Drive Auto Receivables Trust 2016-C Series 2016-CA D(b)		4.1800	03/15/24	526,741
1,518,085	Drive Auto Receivables Trust 2018-1 Series 2018-1 D		3.8100	05/15/24	1,541,747
1,225,000	First Investors Auto Owner Trust(b)		4.9200	08/15/24	1,264,046
1,000,000	First Investors Auto Owner Trust(b)		3.3500	04/15/27	1,021,098
3,000,000	First Investors Auto Owner Trust 2016-2(b)		5.7500	09/15/23	3,003,853
2,250,000	First Investors Auto Owner Trust 2017-2 Series 2017-2A E(b)		5.4800	10/15/24	2,312,946
2,275,000	First Investors Auto Owner Trust 2018-2(b)		5.3600	01/15/25	2,396,860
BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.9% (Continued)
	AUTO LOAN — 18.4% (Continued)
2,000,000	First Investors Auto Owner Trust 2019-2(b)		3.8800	01/15/26	$ 2,067,131
1,000,000	First Investors Auto Owner Trust 2020-1(b)		4.6300	06/16/26	1,059,866
5,750,000	Flagship Credit Auto Trust 2016-4 Series 2016-4 E(b)		6.4400	01/16/24	5,885,930
2,000,000	Flagship Credit Auto Trust 2017-1 Series 2017-1 E(b)		6.4600	12/15/23	2,060,746
2,000,000	Santander Drive Auto Receivables Trust 2017-3(b)		4.9700	01/15/25	2,055,176
3,250,000	Santander Drive Auto Receivables Trust 2018-1 Series 2018-1 Class E(b)		4.3700	05/15/25	3,349,000
2,010,000	Santander Drive Auto Receivables Trust 2018-2(b)		5.0200	09/15/25	2,087,161
2,000,000	Santander Drive Auto Receivables Trust 2018-5		4.1900	10/17/22	2,063,168
1,550,000	Santander Drive Auto Receivables Trust 2019-2		3.2200	07/15/25	1,610,775
3,000,000	Westlake Automobile Receivables Trust 2019-1(b)		4.4900	07/15/24	3,124,796
1,000,000	Westlake Automobile Receivables Trust 2019-2 Series 2019-2A Class D(b)		3.2000	11/15/24	1,035,609
1,500,000	Westlake Automobile Receivables Trust 2019-3(b)		3.5900	03/17/25	1,552,134
1,000,000	Westlake Automobile Receivables Trust 2020-2 Series 2020-2A D(b)		2.7600	01/15/26	1,039,002
3,000,000	Westlake Automobile Receivables Trust 2020-3(b)		5.1100	05/17/27	3,146,588
					62,135,291
	CLO — 9.1%
1,250,000	Apidos CLO XXXV(b),(c)	US0003M + 5.750%	5.9490	04/20/34	1,250,000
2,500,000	Dryden 50 Senior Loan Fund(b),(c)	US0003M + 6.260%	6.4440	07/15/30	2,466,508
2,750,000	Goldentree Loan Management US CLO 1 Ltd.(b),(c)	US0003M + 3.150%	3.3500	04/20/34	2,750,000
2,000,000	JFIN CLO 2015 Ltd.(b),(c)	US0003M + 1.700%	1.8840	03/15/26	1,976,630
2,000,000	Madison Park Funding XXIII Ltd.(b),(c)	US0003M + 1.700%	1.8810	07/27/30	2,000,840
2,000,000	Madison Park Funding XXIV Ltd.(b),(c)	US0003M + 1.750%	1.9380	10/20/29	2,000,494
1,440,000	Neuberger Berman CLO XV(b),(c)	US0003M + 2.050%	2.2340	10/15/29	1,451,402
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd.(b),(c)	US0003M + 2.700%	2.8900	01/19/32	1,981,430
1,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd.(b),(c)	US0003M + 6.100%	6.2900	01/19/32	988,470
2,540,000	Oaktree EIF III Series II Ltd.(b),(c)	US0003M + 1.450%	1.6400	07/17/29	2,543,559
1,538,000	OCTAGON INVESTMENT PARTNERS 20-R LTD(b),(c)	US0003M + 6.800%	7.0010	05/12/31	1,537,886
750,000	Octagon Investment Partners 47 Ltd.(b),(c)	US0003M + 4.880%	5.0680	04/20/31	750,750
1,500,000	Octagon Investment Partners XV Ltd.(b),(c)	US0003M + 1.750%	1.9400	07/19/30	1,506,489
2,400,000	OZLM XII Ltd.(b),(c)	US0003M + 1.600%	1.7850	04/30/27	2,402,762
2,000,000	Regatta IX Funding Ltd.(b),(c)	US0003M + 6.000%	6.1900	04/17/30	1,954,652
1,500,000	THL Credit Wind River 2017-1 CLO Ltd.(b),(c)	US0003M + 2.300%	2.5230	04/18/29	1,500,000
1,500,000	Wind River CLO Ltd.(b),(c)	US0003M + 1.950%	0.0000	04/20/34	1,500,000
BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.9% (Continued)
	CLO — 9.1% (Continued)
					$ 30,561,872
	NON AGENCY CMBS — 0.8%
680,477	COMM 2012-CCRE5 Mortgage Trust(b),(c)		4.3207	12/10/45	678,685
2,000,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6		2.3990	11/15/49	2,007,247
					2,685,932
	OTHER ABS — 1.0%
377,096	MVW Owner Trust 2016-1(b)		2.2500	12/20/33	381,519
1,667,517	MVW Owner Trust 2017-1(b)		2.4200	12/20/34	1,705,588
1,250,000	PFS Financing Corporation(b)		2.8600	04/15/24	1,281,854
					3,368,961
	RESIDENTIAL MORTGAGE — 1.6%
495,016	Towd Point Mortgage Trust 2017-5(b),(c)	US0001M + 0.600%	0.7086	02/25/57	495,263
598,833	Towd Point Mortgage Trust 2017-6(b),(c)		2.7500	10/25/57	616,140
2,164,889	Towd Point Mortgage Trust 2018-2(b),(c)		3.2500	03/25/58	2,259,639
1,819,000	Towd Point Mortgage Trust 2018-3 Series 2018-3 Class A1(b)		3.7500	05/25/58	1,917,468
					5,288,510
	TOTAL ASSET BACKED SECURITIES (Cost $102,619,379)				104,040,566

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.2%
	APPAREL & TEXTILE PRODUCTS — 1.1%
584,000	Levi Strauss & Company		5.0000	05/01/25	595,741
3,000,000	Wolverine World Wide, Inc.(b)		6.3750	05/15/25	3,202,500
					3,798,241
	ASSET MANAGEMENT — 0.6%
1,815,000	Oaktree Specialty Lending Corporation		3.5000	02/25/25	1,864,276

	AUTOMOTIVE — 1.2%
2,000,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	2,035,000
2,000,000	General Motors Financial Company, Inc.		4.2000	11/06/21	2,043,392
					4,078,392
	BANKING — 2.9%
2,830,000	Bank of America Corporation(c)	US0003M + 3.292%	5.1250	Perpetual	3,000,161
BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.2% (Continued)
	BANKING — 2.9% (Continued)
1,500,000	CIT Group, Inc. (c)	SOFRRATE + 3.827%	3.9290	06/19/24	$ 1,588,125
2,400,000	JPMorgan Chase & Company(c)	US0003M + 3.300%	6.0000	Perpetual	2,524,217
1,533,000	Synovus Financial Corporation(c)	USSW5 + 3.379%	5.9000	02/07/29	1,657,323
1,000,000	US Bancorp Series I(c)	US0003M + 3.486%	5.1250	Perpetual	1,002,500
					9,772,326
	CABLE & SATELLITE — 1.2%
3,000,000	Sirius XM Radio, Inc.(b)		5.3750	07/15/26	3,105,000
750,000	Sirius XM Radio, Inc.(b)		5.0000	08/01/27	787,886
					3,892,886
	CHEMICALS — 2.4%
3,000,000	Avient Corporation(b)		5.7500	05/15/25	3,191,250
492,000	HB Fuller Company		4.0000	02/15/27	513,660
770,000	HB Fuller Company		4.2500	10/15/28	783,810
2,000,000	Ingevity Corporation(b)		3.8750	11/01/28	1,943,750
1,500,000	NOVA Chemicals Corporation(b)		5.2500	08/01/23	1,514,048
					7,946,518
	CONSUMER SERVICES — 1.2%
3,885,000	Service Corp International		5.1250	06/01/29	4,175,948

	CONTAINERS & PACKAGING — 2.7%
2,402,000	Graphic Packaging International, LLC		4.8750	11/15/22	2,518,533
3,049,000	TriMas Corporation(b)		4.8750	10/15/25	3,131,765
3,350,000	TriMas Corporation(b)		4.1250	04/15/29	3,354,187
					9,004,485
	ELECTRIC UTILITIES — 1.0%
2,625,000	TerraForm Power Operating, LLC(b)		4.2500	01/31/23	2,715,234
600,000	TerraForm Power Operating, LLC(b)		5.0000	01/31/28	648,555
					3,363,789
	ELECTRICAL EQUIPMENT — 1.0%
3,250,000	BWX Technologies, Inc.(b)		5.3750	07/15/26	3,357,250

	ENGINEERING & CONSTRUCTION — 3.9%
4,060,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	4,257,154
BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.2% (Continued)
	ENGINEERING & CONSTRUCTION — 3.9% (Continued)
4,975,000	MasTec, Inc.(b)		4.5000	08/15/28	$ 5,167,782
3,700,000	TopBuild Corporation(b)		3.6250	03/15/29	3,663,000
					13,087,936
	FOOD — 1.2%
4,009,000	Darling Ingredients, Inc.(b)		5.2500	04/15/27	4,196,922

	FORESTRY, PAPER & WOOD PRODUCTS — 1.3%
2,360,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	2,298,050
2,200,000	Resolute Forest Products, Inc.(b)		4.8750	03/01/26	2,208,250
					4,506,300
	HEALTH CARE FACILITIES & SERVICES — 0.5%
1,500,000	Molina Healthcare, Inc.(b)		4.3750	06/15/28	1,544,940

	HOME & OFFICE PRODUCTS — 1.2%
3,805,000	Tempur Sealy International, Inc.		5.5000	06/15/26	3,977,176

	HOME CONSTRUCTION — 1.6%
310,000	Lennar Corporation		4.5000	04/30/24	337,790
3,375,000	Masonite International Corporation(b)		5.7500	09/15/26	3,522,014
1,210,000	Meritage Homes Corporation		6.0000	06/01/25	1,360,494
					5,220,298
	HOUSEHOLD PRODUCTS — 1.2%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	4,135,794

	INDUSTRIAL SUPPORT SERVICES — 1.9%
3,000,000	Ashtead Capital, Inc.(b)		4.1250	08/15/25	3,084,990
3,270,000	United Rentals North America, Inc.		5.8750	09/15/26	3,427,483
					6,512,473
	INSTITUTIONAL FINANCIAL SERVICES — 0.0%(d)
166,000	State Street Corporation(c)	US0003M + 3.597%	3.7810	Perpetual	166,872

	INTERNET MEDIA & SERVICES — 2.0%
2,500,000	Netflix, Inc.		5.7500	03/01/24	2,808,288
100,000	Netflix, Inc.		5.8750	02/15/25	114,813
BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.2% (Continued)
	INTERNET MEDIA & SERVICES — 2.0% (Continued)
750,000	VeriSign, Inc.		4.6250	05/01/23	$ 755,156
3,050,000	VeriSign, Inc.		4.7500	07/15/27	3,242,531
					6,920,788
	LEISURE FACILITIES & SERVICES — 0.8%
2,651,000	Hilton Grand Vacations Borrower, LLC		6.1250	12/01/24	2,767,260

	MACHINERY — 2.4%
4,000,000	ATS Automation Tooling Systems, Inc.(b)		4.1250	12/15/28	3,972,500
3,999,000	Mueller Water Products, Inc.(b)		5.5000	06/15/26	4,147,003
					8,119,503
	METALS & MINING — 1.0%
3,130,000	Joseph T Ryerson & Son, Inc.(b)		8.5000	08/01/28	3,511,469

	OIL & GAS PRODUCERS — 4.7%
2,000,000	Cenovus Energy, Inc.		3.8000	09/15/23	2,114,982
825,000	Cheniere Energy Partners, L.P.		5.6250	10/01/26	864,105
3,250,000	Hess Midstream Operations, L.P.(b)		5.6250	02/15/26	3,364,725
2,000,000	Murphy Oil Corporation		6.8750	08/15/24	2,047,500
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,397,334
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	789,236
3,100,000	Parkland Corporation(b)		6.0000	04/01/26	3,247,793
					15,825,675
	REAL ESTATE INVESTMENT TRUSTS — 3.4%
3,550,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		5.2500	07/15/24	3,672,404
2,000,000	Iron Mountain, Inc.(b)		5.2500	03/15/28	2,081,250
2,040,000	Sabra Health Care, L.P.		4.8000	06/01/24	2,222,542
3,145,000	Tanger Properties, L.P.		3.8750	12/01/23	3,299,845
					11,276,041
	RETAIL - CONSUMER STAPLES — 2.1%
2,000,000	Albertsons Companies Inc / Safeway Inc / New(b)		5.8750	02/15/28	2,129,980
3,494,000	Ingles Markets, Inc.		5.7500	06/15/23	3,531,089
1,100,000	SEG Holding, LLC / S.E.G Finance Corporation(b)		5.6250	10/15/28	1,153,625
					6,814,694
	RETAIL - DISCRETIONARY — 0.7%
BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.2% (Continued)
	RETAIL - DISCRETIONARY — 0.7% (Continued)
2,250,000	Penske Automotive Group, Inc.		3.5000	09/01/25	$ 2,305,800

	SEMICONDUCTORS — 2.1%
2,180,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	2,362,574
2,075,000	ON Semiconductor Corporation(b)		3.8750	09/01/28	2,137,043
2,200,000	Synaptics, Inc.(b)		4.0000	06/15/29	2,188,560
					6,688,177
	SOFTWARE — 0.3%
1,000,000	Open Text Corporation(b)		5.8750	06/01/26	1,036,500

	SPECIALTY FINANCE — 1.5%
3,000,000	FirstCash, Inc.(b)		4.6250	09/01/28	3,079,125
2,150,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.(b)		3.6250	03/01/29	2,084,156
					5,163,281
	TECHNOLOGY HARDWARE — 1.4%
1,800,000	NCR Corporation(b)		8.1250	04/15/25	1,975,500
2,685,000	Seagate HDD Cayman		4.8750	03/01/24	2,889,181
					4,864,681
	TECHNOLOGY SERVICES — 0.7%
2,500,000	Booz Allen Hamilton, Inc.(b)		3.8750	09/01/28	2,517,813

	TELECOMMUNICATIONS — 1.7%
3,000,000	Qwest Corporation		6.7500	12/01/21	3,103,125
2,525,000	T-Mobile USA, Inc.		6.0000	04/15/24	2,547,094
					5,650,219
	TRANSPORTATION EQUIPMENT — 1.3%
2,000,000	Allison Transmission, Inc.(b)		4.7500	10/01/27	2,130,600
2,000,000	Allison Transmission, Inc.(b)		5.8750	06/01/29	2,189,380
					4,319,980
	TOTAL CORPORATE BONDS (Cost $180,832,706)				182,384,703

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 8.6%
	BIOTECH & PHARMACEUTICALS — 0.9%
3,000,000	Horizon Therapeutics USA Inc(c)	US0001M + 2.000%	2.1250	05/22/26	$ 2,993,745

	CABLE & SATELLITE — 0.8%
2,969,925	Charter Communications Operating, LLC(c)	US0001M + 1.750%	1.8700	02/01/27	2,958,164

	CHEMICALS — 1.0%
3,375,220	HB Fuller Company(c)	US0003M + 2.000%	2.1108	10/20/24	3,363,964

	ELECTRIC UTILITIES — 0.9%
2,975,281	Vistra Operations Company, LLC(c)	US0001M + 1.750%	1.8585	12/31/25	2,956,224

	FOOD — 0.9%
3,000,000	Utz Quality Foods, LLC(c)	US0001M + 3.000%	3.1085	01/20/28	2,999,535

	HOUSEHOLD PRODUCTS — 0.4%
1,217,391	Prestige Brands, Inc.(c)	US0003M + 2.000%	2.1145	01/26/24	1,221,957

	LEISURE FACILITIES & SERVICES — 0.8%
2,770,894	Stars Group Holdings BV(c)	US0003M + 2.000%	3.7539	07/10/25	2,774,925

	MACHINERY — 0.3%
1,150,618	Columbus McKinnon Corporation(c)	US0003M + 2.500%	3.5000	01/20/24	1,147,747

	PUBLISHING & BROADCASTING — 0.8%
2,623,600	Nexstar Broadcasting, Inc.(c)	US0001M + 2.500%	2.6151	09/19/26	2,607,203

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
992,347	Iron Mountain, Inc.(c)	US0003M + 1.750%	1.8645	01/02/26	981,183

	SOFTWARE — 0.9%
2,969,466	Open Text Corporation(c)	US0003M + 1.750%	1.8585	05/30/25	2,980,601

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 8.6% (Continued)
	TECHNOLOGY HARDWARE — 0.6%
2,000,000	Pitney Bowes, Inc.(c)	US0001M + 4.000%	4.1100	03/12/28	$ 2,002,500

	TOTAL TERM LOANS (Cost $28,827,389)				28,987,748

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
14,219,315	First American Government Obligations Fund, Class X, 0.04% (Cost $14,219,315)(e)				14,219,315

	TOTAL INVESTMENTS - 100.5% (Cost $335,429,432)				$ 338,304,231
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%				(1,711,961)
	NET ASSETS - 100.0%				$ 336,592,270

ABS	- Asset Backed Securities
CLO	- Collateralized Loan Obligation
CMBS	- Collateralized Mortgage Backed Securities
ETF	- Exchange Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD SWAP SEMI 30/360 5YR

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 190,991,126 or 56.7% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2021.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund's assets and liabilities measured at fair value:

			Level 3
		Level 2	(Other Significant
	Level 1	(Other Significant	Unobservable
Assets *	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Asset Backed Securities	$ -	$ 104,040,566	$ -	$ 104,040,566
Corporate Bonds	-	182,384,703	-	182,384,703
Term Loans	-	28,987,748	-	28,987,748
Exchange Traded Funds	2,667,200	-	-	2,667,200
Preferred Stocks	6,004,699	-	-	6,004,699
Short-Term Investments	14,219,315	-	-	14,219,315
Total	$ 22,891,214	$ 315,413,017	$ -	$ 338,304,231

* Refer to the Portfolio of Investments for classifications
The Fund did not hold any Level 3 securities during the period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Bank Loans Risk - The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund's expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

The identified cost of investments in securities owned by the Fund for federal income for fenderal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 335,456,560	$ 4,214,616	$ (1,366,945)	$ 2,847,671